ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
1
Absolute Funds
Principal Security Description Rate Maturity Value
Asset Backed Obligations - 0.5%
$ 28,838 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(a)
3.05% 03/25/36 $ 22,788
12,759 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(a)
2.84  03/25/36 10,818
7,524 Banc of America Funding Corp., Series 2006-E 2A1
(a)
3.48  06/20/36 7,040
15,127 Banc of America Funding Corp., Series 2007-E 4A1
(a)
3.21  07/20/47 14,790
29,925 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 26,426
11,012 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 10,053
9,593 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 8,320
13,000 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(a)
3.21  09/25/47 10,860
29,265 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(a)
3.10  09/25/36 21,441
6,881 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(a)
3.16  04/25/37 6,192
14,955 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(a)
3.39  04/25/47 8,208
Total Asset Backed Obligations (Cost $111,898) 146,936
Shares Security Description Value
Investment Companies - 41.5%
689,143 Absolute Capital Opportunities Fund
(b)(c)
6,905,211
106,803 Absolute Convertible Arbitrage Fund
(b)
1,148,127
500,000 Absolute Flexible Fund
(b)(c)
5,000,000
Total Investment Companies (Cost $12,981,045) 13,053,338
Shares Security Description Value
Exchange Traded Fund - 1.9%
22,263 Absolute Core Strategy ETF
(b)
(Cost $660,201) 597,374
Shares Security Description Value
Money Market Fund - 58.3%
18,306,577 First American Treasury Obligations Fund, Class X, 1.32%
(d)
(Cost $18,306,577) 18,306,577
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 0.9%
Call Options Purchased - 0.1%
750 SPDR S&P 500 ETF Trust $ 410.00 07/22 $ 30,750,000 3,000
1,000 SPDR S&P 500 ETF Trust 410.00 07/22 41,000,000 25,000
Total Call Options Purchased (Premiums Paid $117,921) 28,000
Put Options Purchased - 0.8%
1,000 Financial Select Sector SPDR Fund ETF 31.00 07/22 3,145,000 53,500
500 SPDR S&P 500 ETF Trust 355.00 07/22 18,862,500 1,500
1,000 SPDR S&P 500 ETF Trust 355.00 07/22 37,725,000 209,000
Total Put Options Purchased (Premiums Paid $362,073) 264,000
Total Purchased Options (Premiums Paid $479,994) 292,000
Investments, at value - 103.1% (Cost $32,539,715) $ 32,396,225
Total Written Options - (0.2)% (Premiums Received $(95,969)) (75,000)
Other Assets & Liabilities, Net - (2.9)% (899,018)
Net Assets - 100.0% $ 31,422,207

ABSOLUTE STRATEGIES FUND
SCHEDULE OF PUT OPTIONS WRITTEN (Unaudited)
June 30, 2022
2
Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.2)%
Put Options Written - (0.2)%
(1,000) SPDR S&P 500 ETF Trust
(Premiums Received $(95,969)) $ 0.00 07/22 $ 34,000,000 $ (75,000)
Total Written Options - (0.2)% (Premiums Received $(95,969)) $ (75,000)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2022
3
Absolute Funds
At June 30, 2022 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At June 30, 2022, the value of investments in affiliated companies was $13,650,712 representing 43.4% of net assets, and the total cost was $13,641,246. Net unrealized appreciation was $9,466, the net change in unrealized depreciation was $(498,452) net realized gain was
$205,994, total capital gain distributions were $0 and investment income was $5,559.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
ETF Exchange Traded Fund
(a) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of June 30, 2022.
(b) Affiliated Company.
(c) Non-income producing security.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(45) S&P 500 E-mini Future 09/16/22 $ (8,766,157) $ (8,526,375) $ 239,782
Exchange Traded Fund
Absolute Core
Strategy ETF
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 9,763 12,500 – – 22,263
Cost $ 285,026 $ 375,175 $ – $ – $ 660,201 $ – $ – $ 2,513
Value 292,109 – – (69,910) 597,374
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 689,232 – (89) – 689,143
Cost $ 6,892,324 $ – $ (896) $ – $ 6,891,428 $ (896) $ – $ –
Value 6,954,355 – – (48,248) 6,905,211
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 568,483 – (461,680) – 106,803
Cost $ 5,882,727 $ – $ (4,793,110) $ – $ 1,089,617 $ 206,890 $ – $ 3,046
Value 6,321,531 – – (380,294) 1,148,127
Absolute
Flexible Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2022
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal – 500,000 – 500,000
Cost $ – $ 5,000,000 $ – $ 5,000,000 $ – $ – $ –
Value $ – – – $ – 5,000,000

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2022
4
Absolute Funds
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Asset Backed Obligations $ – $ 146,936 $ – $ 146,936
Investment Companies 13,053,338 – – 13,053,338
Exchange Traded Fund 597,374 – – 597,374
Money Market Fund – 18,306,577 – 18,306,577
Purchased Options 238,500 53,500 – 292,000
Investments at Value $ 13,889,212 $ 18,507,013 $ – $ 32,396,225
Other Financial Instruments*
Futures 239,782 – – 239,782
Total Other Financial Instruments* $ 239,782 $ – $ – $ 239,782
Total Assets $ 14,128,994 $ 18,507,013 $ – $ 32,636,007
Liabilities
Other Financial Instruments*
Written Options (75,000) – – (75,000)
Total Other Financial Instruments* $ (75,000) $ – $ – $ (75,000)
Total Liabilities $ (75,000) $ – $ – $ (75,000)